Share capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of share capital
	June 30, 2024	December 31, 2023
No. of ordinary shares	22,683,039	12,683,039

	2023	2022

No. of ordinary shares	12,683,039	10,000